LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES	12 Months Ended
Dec. 31, 2012
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES [Abstract]
LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES
NOTE 11:-	LONG-TERM BANK LOANS, NET OF CURRENT MATURITIES

a.	Classified by linkage terms and interest rates, the total amount of the loans is as follows:

	Weighted interest rate as of December 31, 2012	December 31,
Loan currency	%	2012	2011

NIS	4.97 (Prime minus 0.5 up to Prime plus 1.5)	$1,612	$2,190

		1,612	2,190
Less - current maturities	4.97	424	660

		$1,188	$1,530

Bank Leumi debt amounted to $ 0 and $ 367 in December 31, 2012 and December 31, 2011, respectively.

Bank HaPoalim debt amounted to $ 1,521 and $ 1,714 as of December 31, 2012 and 2011, respectively.

The repayment of the Company's bank debt to Bank HaPoalim is not secured, except by long term bank deposits in the amount of $ 438. The Bank HaPoalim loan agreements contain various financial covenants which require that the Company's Israeli subsidiaries maintain certain financial ratios and level of profitability.

As of December 31, 2012, the Company was not in compliance with certain financial covenants. The Company received a waiver from the bank with respect to the covenants as of December 31, 2012, valid through the earlier of May 1, 2014 or the Company's filing of its 2013 financial statements.

b.	The Company loans mature in the following years subsequent to the balance sheet dates:

2013 (Current maturities)	$424
2014	464
2015	399
2016	325

$1,612